UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22744
American Funds Corporate Bond Fund
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
May 31
Date of reporting period:
November 30, 2025
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class A
| BFCAX
for the six months ended November 30, 2025
This semi-annual shareholder report contains important information about American Funds Corporate Bond Fund

(the "fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 36	0.70% *
*
Annualized
.
Key fund
statistics
Fund net assets (in millions)	$ 1,961
Total number of portfolio holdings	716
Portfolio turnover rate	110%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of
additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-032-0126 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class C
| BFCCX
for the six months ended November 30, 2025
This semi-annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 74	1.45% *
*
Annualized
.
Key fund statistics
Fund net assets (in millions)	$ 1,961
Total number of portfolio holdings	716
Portfolio turnover rate	110%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-032-0126 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class T
|
TFBBX
 for the six months ended November 30, 2025
This semi-annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 23	0.44% *
*
Annualized
.
Key fund statistics
Fund net assets (in millions)	$ 1,961
Total number of portfolio holdings	716
Portfolio turnover rate	110%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-032-0126 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class F-1
| BFCFX
for the six months ended November 30, 2025
This semi-annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 36	0.71% *
*
Annualized
.
Key fund
statistics
Fund net assets (in millions)	$ 1,961
Total number of portfolio holdings	716
Portfolio turnover rate	110%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-032-0126 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class F-2
| BFCGX
for the six months ended November 30, 2025
This semi-annual shareholder report contains important information about American Funds Corporate Bond Fund

(the "fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 23	0.45% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,961
Total number of portfolio holdings	716
Portfolio turnover rate	110%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of
additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-032-0126 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class F-3
| CFBFX
for the six months ended November 30, 2025
This semi-annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the
fund
costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 16	0.32% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,961
Total number of portfolio holdings	716
Portfolio turnover rate	110%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-032-0126 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class 529-A
| COBAX
for the six months ended November 30, 2025
This semi-annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 37	0.72% *
*
Annualized
.
Key fund statistics
Fund net assets (in millions)	$ 1,961
Total number of portfolio holdings	716
Portfolio turnover rate	110%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of
additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-032-0126 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class 529-C
| COBCX
for the six months ended November 30, 2025
This semi-annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 76	1.49% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,961
Total number of portfolio holdings	716
Portfolio turnover rate	110%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of
additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-032-0126 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class 529-E
| COBEX
for the six months ended November 30, 2025
This semi-annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 47	0.92% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,961
Total number of portfolio holdings	716
Portfolio turnover rate	110%
Portfolio holdings by sector
(percent o
f ne
t assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-032-0126 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class 529-T
| TABBX
for the six months ended November 30, 2025
This semi-annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 25	0.49% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,961
Total number of portfolio holdings	716
Portfolio turnover rate	110%
Portfolio holdings by sector
(percen
t of ne
t assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-032-0126 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class 529-F-1
| COBFX
for the six months ended November 30, 2025
This semi-annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hyp
othetica
l $10,000
in
vestment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 26	0.50% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,961
Total number of portfolio holdings	716
Portfolio turnover rate	110%
Port
foli
o holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-032-0126 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class 529-F-2
| FFBBX
for the six months ended November 30, 2025
This semi-annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(b
ase
d on a hypothetical $10,000 in
ves
tment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 22	0.43% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,961
Total number of portfolio holdings	716
Portfolio turnover rate	110%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-032-0126 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class 529-F-3
| FBCDX
for the six months ended November 30, 2025
This semi-annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 19	0.37% *
*
Annualized
.
Key fund statistics
Fund net assets (in millions)	$ 1,961
Total number of portfolio holdings	716
Portfolio turnover rate	110%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of
additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-032-0126 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class R-1
| RCBAX
for the six months ended November 30, 2025
This semi-annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 73	1.42% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,961
Total number of portfolio holdings	716
Portfolio turnover rate	110%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability
of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-032-0126 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class R-2
| RCBBX
for the six months ended November 30, 2025
This semi-annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 72	1.41% *
*
Annualized
.
Key fund statistics
Fund net assets (in millions)	$ 1,961
Total number of portfolio holdings	716
Portfolio turnover rate	110%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-032-0126 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class R-2E
| RCBGX
for the six months ended November 30, 2025
This semi-annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 58	1.12% *
*
Annualized
.
Key fund statistics
Fund net assets (in millions)	$ 1,961
Total number of portfolio holdings	716
Portfolio turnover rate	110%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability
of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-032-0126 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class R-3
| RCBCX
for the six months ended November 30, 2025
This semi-annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six
months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 49	0.96% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,961
Total number of portfolio holdings	716
Portfolio turnover rate	110%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-032-0126 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class R-4
| RCBDX
for the six months ended November 30, 2025
This semi-annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 34	0.67% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,961
Total number of portfolio holdings	716
Portfolio turnover rate	110%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of
additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-032-0126 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class R-5E
| RCBHX
for the six months ended November 30, 2025
This semi-annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 25	0.48% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,961
Total number of portfolio holdings	716
Portfolio turnover rate	110%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability
of
additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-032-0126 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class R-5
| RCBEX
for the six months ended November 30, 2025
This semi-annual shareholder report contains important
information
about American Funds
Corporat
e Bond Fund (the "fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 23	0.45% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,961
Total number of portfolio holdings	716
Portfolio turnover rate	110%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-032-0126 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class R-6
| RCBFX
for the six months ended November 30, 2025
This semi-annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 16	0.32% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,961
Total number of portfolio holdings	716
Portfolio turnover rate	110%
Portfolio holdings by sector
(percent of net assets)
*Includes
derivatives
.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-032-0126 © 2026 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Funds Corporate Bond Fund®
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended November 30, 2025
Lit. No. MFGEFP2-032-0126 © 2026 Capital Group. All rights reserved.

Investment portfolio November 30, 2025unaudited

Bonds, notes & other debt instruments 93.94%	Principal amount (000)	Value (000)
Corporate bonds, notes & loans 84.97%
Financials 21.98%
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034) (a)(b)	USD2,963	$3,152
American Express Co. 5.085% 1/30/2031 (USD-SOFR + 1.02% on 1/30/2030) (b)	3,121	3,229
American Express Co. 5.284% 7/26/2035 (USD-SOFR + 1.42% on 7/26/2034) (b)	2,375	2,466
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (b)	4,192	4,386
American Express Co. 5.667% 4/25/2036 (USD-SOFR + 1.79% on 4/25/2035) (b)	805	855
American International Group, Inc. 4.85% 5/7/2030	1,000	1,025
American International Group, Inc. 5.125% 3/27/2033	3,340	3,454
American International Group, Inc. 5.45% 5/7/2035	2,727	2,861
American International Group, Inc. 4.375% 6/30/2050	2,000	1,690
Aon Corp. 5.35% 2/28/2033	998	1,044
Aon Corp. 3.90% 2/28/2052	1,000	762
Aon North America, Inc. 5.15% 3/1/2029	250	258
Aon North America, Inc. 5.45% 3/1/2034	5,560	5,818
Aon North America, Inc. 5.75% 3/1/2054	2,409	2,445
Arthur J. Gallagher & Co. 5.00% 2/15/2032	890	912
Arthur J. Gallagher & Co. 5.15% 2/15/2035	8,039	8,167
Arthur J. Gallagher & Co. 5.55% 2/15/2055	740	721
Athene Global Funding 5.543% 8/22/2035 (a)	750	755
Athene Holding, Ltd. 6.625% 5/19/2055	4,050	4,204
Bank of America Corp. 3.419% 12/20/2028 (3-month USD CME Term SOFR + 1.302% on 12/20/2027) (b)	2	2
Bank of America Corp. 5.162% 1/24/2031 (USD-SOFR + 1.00% on 1/24/2030) (b)	1,872	1,942
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (b)	7,812	7,009
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (b)	8,229	7,384
Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034) (b)	460	484
Bank of America Corp. 2.831% 10/24/2051 (USD-SOFR + 1.88% on 10/24/2050) (b)	2,033	1,333
Bank of America Corp. 2.972% 7/21/2052 (USD-SOFR + 1.56% on 7/21/2051) (b)	2,028	1,368
Bank of Ireland Group PLC 2.029% 9/30/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 9/30/2026) (a)(b)	800	786
Bank of New York Mellon Corp. 4.942% 2/11/2031 (USD-SOFR + 0.887% on 2/11/2030) (b)	6,340	6,534
Bank of New York Mellon Corp. 5.225% 11/20/2035 (USD-SOFR + 1.253% on 11/20/2034) (b)	1,133	1,179
Berkshire Hathaway Finance Corp. 3.85% 3/15/2052	2,067	1,631
Blackstone Reg Finance Co., LLC 4.95% 2/15/2036	575	573
Blackstone, Inc. 5.00% 12/6/2034	2,172	2,193
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (a)(b)	325	307
BPCE SA 2.045% 10/19/2027 (USD-SOFR + 1.087% on 10/19/2026) (a)(b)	1,500	1,473
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028) (a)(b)	600	639
BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034) (a)(b)	2,000	2,112
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035) (a)(b)	6,620	7,148
BPCE SA 6.027% 5/28/2036 (USD-SOFR + 1.956% on 5/28/2035) (a)(b)	3,119	3,313
Brown & Brown, Inc. 4.90% 6/23/2030	1,000	1,014
Brown & Brown, Inc. 5.25% 6/23/2032	2,172	2,225
Brown & Brown, Inc. 5.55% 6/23/2035	3,579	3,681
Brown & Brown, Inc. 6.25% 6/23/2055	4,306	4,517
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (a)(b)	348	363
CaixaBank SA 4.885% 7/3/2031 (USD-SOFR + 1.36% on 7/3/2030) (a)(b)	2,183	2,223
CaixaBank SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033) (a)(b)	4,241	4,771
CaixaBank SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034) (a)(b)	5,566	5,969
CaixaBank SA 5.581% 7/3/2036 (USD-SOFR + 1.79% on 7/3/2035) (a)(b)	3,508	3,642
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (b)	549	587
Chubb INA Holdings, LLC 3.35% 5/3/2026	675	673
Chubb INA Holdings, LLC 5.00% 3/15/2034	15,727	16,180
Chubb INA Holdings, LLC 4.90% 8/15/2035	3,005	3,042
Citibank, NA 4.914% 5/29/2030	1,050	1,083
Citigroup, Inc. 4.786% 3/4/2029 (USD-SOFR + 0.87% on 3/4/2028) (b)	3,112	3,157
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030) (b)	2,131	1,978
Citigroup, Inc. 4.503% 9/11/2031 (USD-SOFR + 1.171% on 9/11/2030) (b)	7,089	7,141
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031) (b)	2,173	1,951
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (b)	2,825	2,916
Citigroup, Inc. 5.174% 9/11/2036 (USD-SOFR + 1.488% on 9/11/2035) (b)	6,394	6,528
Corebridge Financial, Inc. 3.90% 4/5/2032	1,480	1,408
Deutsche Bank AG 7.146% 7/13/2027 (USD-SOFR + 2.52% on 7/13/2026) (b)	268	273
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030) (b)	1,514	1,443

1	American Funds Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Deutsche Bank AG 5.403% 9/11/2035 (USD-SOFR + 2.05% on 9/11/2034) (b)	USD4,133	$4,237
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027) (b)	300	295
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027) (b)	200	199
Goldman Sachs Group, Inc. 4.482% 8/23/2028 (USD-SOFR + 1.725% on 8/23/2027) (b)	3,288	3,310
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (b)	8,849	8,861
Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034) (b)	2,182	2,344
Goldman Sachs Group, Inc. 5.536% 1/28/2036 (USD-SOFR + 1.38% on 1/28/2035) (b)	1,264	1,325
Goldman Sachs Group, Inc. 4.939% 10/21/2036 (USD-SOFR + 1.33% on 10/21/2035) (b)	6,218	6,244
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028) (b)	3,455	3,281
HSBC Holdings PLC 4.619% 11/6/2031 (USD-SOFR + 1.19% on 11/6/2030) (b)	2,435	2,451
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031) (b)	565	518
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031) (b)	548	499
HSBC Holdings PLC 5.79% 5/13/2036 (USD-SOFR + 1.88% on 5/13/2035) (b)	4,744	5,040
HSBC Holdings PLC 5.133% 11/6/2036 (USD-SOFR + 1.43% on 11/6/2035) (b)	4,125	4,164
Intercontinental Exchange, Inc. 4.20% 3/15/2031	1,725	1,728
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032) (a)(b)	375	444
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (a)(b)	2,361	2,840
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (b)	175	180
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (b)	8,229	8,366
JPMorgan Chase & Co. 4.255% 10/22/2031 (USD-SOFR + 0.93% on 10/22/2030) (b)	2,175	2,178
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (b)	23,771	21,192
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031) (b)	767	695
JPMorgan Chase & Co. 5.336% 1/23/2035 (USD-SOFR + 1.62% on 1/23/2034) (b)	135	141
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (b)	447	466
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (b)	4,534	4,818
JPMorgan Chase & Co. 4.81% 10/22/2036 (USD-SOFR + 1.19% on 10/22/2035) (b)	15,239	15,329
JPMorgan Chase & Co. 5.534% 11/29/2045 (USD-SOFR + 1.55% on 11/29/2044) (b)	1,560	1,616
JPMorgan Chase & Co. 3.109% 4/22/2051 (USD-SOFR + 2.44% on 4/22/2050) (b)	1,864	1,302
Marsh & McLennan Cos., Inc. 4.65% 3/15/2030	750	765
Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	750	770
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	12,244	12,457
Marsh & McLennan Cos., Inc. 5.45% 3/15/2054	550	542
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	5,730	5,618
Mastercard, Inc. 4.55% 3/15/2028	798	813
Mastercard, Inc. 4.95% 3/15/2032	3,690	3,849
Mastercard, Inc. 4.875% 5/9/2034	3,574	3,683
Mastercard, Inc. 4.55% 1/15/2035	2,771	2,789
MetLife, Inc. 5.375% 7/15/2033	1,836	1,940
MetLife, Inc. 5.30% 12/15/2034	250	261
MetLife, Inc. 4.60% 5/13/2046	100	91
MetLife, Inc. 5.00% 7/15/2052	230	214
Metropolitan Life Global Funding I 3.45% 12/18/2026 (a)	150	149
Metropolitan Life Global Funding I 5.05% 1/6/2028 (a)	350	358
Metropolitan Life Global Funding I 4.15% 8/25/2028 (a)	1,817	1,824
Metropolitan Life Global Funding I 3.05% 6/17/2029 (a)	250	241
Metropolitan Life Global Funding I 2.95% 4/9/2030 (a)	476	454
Metropolitan Life Global Funding I 1.55% 1/7/2031 (a)	1,871	1,648
Metropolitan Life Global Funding I 2.40% 1/11/2032 (a)	250	223
Mitsubishi UFJ Financial Group, Inc. 4.527% 9/12/2031 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.13% on 9/12/2030) (b)	2,500	2,522
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (b)	25	26
Morgan Stanley 5.192% 4/17/2031 (USD-SOFR + 1.51% on 4/17/2030) (b)	1,870	1,936
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (b)	14,960	14,979
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (b)	887	782
Morgan Stanley 1.928% 4/28/2032 (USD-SOFR + 1.02% on 4/28/2031) (b)	190	167
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (b)	21,008	21,084
NatWest Group PLC 3.073% 5/22/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.55% on 5/22/2027) (b)	340	335
NatWest Group PLC 4.445% 5/8/2030 (3-month EUR-EURIBOR + 1.871% on 5/8/2029) (b)	370	372
New York Life Global Funding 4.60% 12/5/2029 (a)	1,233	1,257
New York Life Global Funding 1.20% 8/7/2030 (a)	1,500	1,314
New York Life Global Funding 4.55% 1/28/2033 (a)	505	506
Northwestern Mutual Global Funding 4.125% 8/25/2028 (a)	2,393	2,405
PNC Bank, NA 4.543% 5/13/2027 (USD-SOFR + 0.63% on 5/13/2026) (b)	4,301	4,308

American Funds Corporate Bond Fund	2

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
PNC Bank, NA 5.373% 7/21/2036 (USD-SOFR + 1.417% on 7/21/2035) (b)	USD1,242	$1,287
PNC Financial Services Group, Inc. 5.354% 12/2/2028 (USD-SOFR + 1.62% on 12/2/2027) (b)	2,500	2,562
PNC Financial Services Group, Inc. 5.222% 1/29/2031 (USD-SOFR + 1.072% on 1/29/2030) (b)	3,000	3,112
PNC Financial Services Group, Inc. 4.812% 10/21/2032 (USD-SOFR + 1.289% on 10/21/2031) (b)	1,500	1,531
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (b)	947	1,077
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (b)	1,521	1,611
PNC Financial Services Group, Inc. 5.401% 7/23/2035 (USD-SOFR + 1.599% on 7/23/2034) (b)	872	909
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035) (b)	1,935	2,036
Royal Bank of Canada 4.65% 10/18/2030 (USD-SOFR + 1.08% on 10/18/2029) (b)	3,600	3,655
Royal Bank of Canada 5.153% 2/4/2031 (USD-SOFR + 1.03% on 2/4/2030) (b)	3,150	3,257
Royal Bank of Canada 4.696% 8/6/2031 (USD-SOFR + 1.06% on 8/6/2030) (b)	2,405	2,445
Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026	4,311	4,359
Toronto-Dominion Bank (The) 4.861% 1/31/2028	1,009	1,027
Toronto-Dominion Bank (The) 4.808% 6/3/2030	3,000	3,070
Travelers Cos., Inc. 5.05% 7/24/2035	765	783
Travelers Cos., Inc. 5.45% 5/25/2053	1,256	1,262
Truist Financial Corp. 5.071% 5/20/2031 (USD-SOFR + 1.309% on 5/20/2030) (b)	3,653	3,761
U.S. Bancorp 5.046% 2/12/2031 (USD-SOFR + 1.061% on 2/12/2030) (b)	1,556	1,604
U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034) (b)	1,120	1,191
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035) (b)	982	1,027
UBS Group AG 1.364% 1/30/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026) (a)(b)	867	863
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029) (a)(b)	250	259
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029) (a)(b)	2,126	2,227
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030) (a)(b)	1,870	1,857
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031) (a)(b)	462	411
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (b)	1,610	1,645
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (b)	8,696	9,009
Wells Fargo & Co. 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032) (b)	1,098	1,032
Wells Fargo & Co. 5.211% 12/3/2035 (USD-SOFR + 1.38% on 12/3/2034) (b)	574	593
Wells Fargo & Co. 5.605% 4/23/2036 (USD-SOFR + 1.74% on 4/23/2035) (b)	560	594
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052) (b)	4,204	3,708
		430,888

Health care 15.29%
AbbVie, Inc. 4.80% 3/15/2029	7,690	7,894
AbbVie, Inc. 5.05% 3/15/2034	22,525	23,370
AbbVie, Inc. 5.40% 3/15/2054	2,608	2,602
AbbVie, Inc. 5.50% 3/15/2064	155	155
Amgen, Inc. 5.15% 3/2/2028	4,976	5,094
Amgen, Inc. 3.00% 2/22/2029	3,165	3,067
Amgen, Inc. 2.45% 2/21/2030	1,250	1,166
Amgen, Inc. 5.25% 3/2/2030	2,706	2,813
Amgen, Inc. 2.30% 2/25/2031	1,250	1,135
Amgen, Inc. 4.20% 3/1/2033	3,500	3,441
Amgen, Inc. 5.25% 3/2/2033	11,005	11,473
Amgen, Inc. 5.60% 3/2/2043	2,850	2,914
Amgen, Inc. 4.875% 3/1/2053	2,438	2,195
Amgen, Inc. 5.65% 3/2/2053	4,777	4,803
Baxter International, Inc. 2.272% 12/1/2028	500	471
Baxter International, Inc. 4.45% 2/15/2029	684	687
Baxter International, Inc. 2.539% 2/1/2032	7,182	6,280
Baxter International, Inc. 5.65% 12/15/2035	3,809	3,883
Baxter International, Inc. 3.132% 12/1/2051	963	620
Bristol-Myers Squibb Co. 5.20% 2/22/2034	2,160	2,268
Bristol-Myers Squibb Co. 5.50% 2/22/2044	175	178
Bristol-Myers Squibb Co. 2.55% 11/13/2050	537	327
Bristol-Myers Squibb Co. 3.70% 3/15/2052	558	422
Bristol-Myers Squibb Co. 5.55% 2/22/2054	11,973	12,105
Centene Corp. 2.45% 7/15/2028	2,300	2,146
Cigna Group (The) 5.25% 1/15/2036	3,825	3,924
Cigna Group (The) 6.00% 1/15/2056	2,316	2,419
CVS Health Corp. 3.25% 8/15/2029	414	400

3	American Funds Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
CVS Health Corp. 5.125% 2/21/2030	USD1,700	$1,751
CVS Health Corp. 1.75% 8/21/2030	1,415	1,259
CVS Health Corp. 1.875% 2/28/2031	2,197	1,933
CVS Health Corp. 5.55% 6/1/2031	950	999
CVS Health Corp. 5.00% 9/15/2032	4,053	4,154
CVS Health Corp. 5.25% 2/21/2033	2,371	2,454
CVS Health Corp. 5.70% 6/1/2034	6,302	6,641
CVS Health Corp. 5.45% 9/15/2035	6,719	6,938
CVS Health Corp. 5.05% 3/25/2048	40	36
CVS Health Corp. 6.05% 6/1/2054	1,601	1,624
CVS Health Corp. 6.20% 9/15/2055	7,800	8,088
CVS Health Corp. 6.00% 6/1/2063	312	308
CVS Health Corp. 6.25% 9/15/2065	1,849	1,895
Elevance Health, Inc. 5.20% 2/15/2035	2,703	2,773
Elevance Health, Inc. 5.00% 1/15/2036	330	331
Elevance Health, Inc. 4.55% 5/15/2052	771	650
Elevance Health, Inc. 5.125% 2/15/2053	260	238
Elevance Health, Inc. 5.70% 2/15/2055	1,101	1,091
Eli Lilly and Co. 4.60% 8/14/2034	2,525	2,558
Eli Lilly and Co. 5.10% 2/12/2035	7,670	8,014
Eli Lilly and Co. 4.90% 10/15/2035	1,130	1,162
Eli Lilly and Co. 5.50% 2/12/2055	4,617	4,746
Eli Lilly and Co. 5.55% 10/15/2055	379	392
Eli Lilly and Co. 5.65% 10/15/2065	368	381
Gilead Sciences, Inc. 5.25% 10/15/2033	10,979	11,598
Gilead Sciences, Inc. 5.10% 6/15/2035	1,258	1,302
Gilead Sciences, Inc. 2.60% 10/1/2040	622	465
Gilead Sciences, Inc. 5.55% 10/15/2053	468	477
HCA, Inc. 5.20% 6/1/2028	5,000	5,128
HCA, Inc. 4.125% 6/15/2029	1,000	998
HCA, Inc. 2.375% 7/15/2031	2,455	2,203
Humana, Inc. 5.375% 4/15/2031	3,129	3,238
Humana, Inc. 5.55% 5/1/2035	850	873
Humana, Inc. 5.75% 4/15/2054	385	370
Humana, Inc. 6.00% 5/1/2055	1,519	1,508
Johnson & Johnson 4.90% 6/1/2031	4,050	4,249
Johnson & Johnson 4.85% 3/1/2032	710	741
Johnson & Johnson 4.95% 6/1/2034	7,650	8,101
Johnson & Johnson 5.25% 6/1/2054	1,932	1,979
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	5,201	5,304
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	12,914	12,526
Roche Holdings, Inc. 2.076% 12/13/2031 (a)	5,549	4,928
Roche Holdings, Inc. 4.592% 9/9/2034 (a)	2,547	2,564
Roche Holdings, Inc. 5.218% 3/8/2054 (a)	1,165	1,151
Stryker Corp. 5.20% 2/10/2035	3,079	3,195
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	12,944	13,286
Takeda U.S. Financing, Inc. 5.90% 7/7/2055	3,078	3,202
Thermo Fisher Scientific, Inc. (The) 4.20% 3/1/2031	4,819	4,828
Thermo Fisher Scientific, Inc. (The) 4.794% 10/7/2035	2,980	3,011
UnitedHealth Group, Inc. 4.20% 5/15/2032	1,840	1,827
UnitedHealth Group, Inc. 5.15% 7/15/2034	4,773	4,938
UnitedHealth Group, Inc. 5.30% 6/15/2035	9,030	9,414
UnitedHealth Group, Inc. 3.05% 5/15/2041	2,000	1,540
UnitedHealth Group, Inc. 3.25% 5/15/2051	1,938	1,341
UnitedHealth Group, Inc. 4.75% 5/15/2052	2,486	2,198
UnitedHealth Group, Inc. 5.375% 4/15/2054	750	725
UnitedHealth Group, Inc. 5.625% 7/15/2054	6,280	6,296
UnitedHealth Group, Inc. 5.95% 6/15/2055	2,956	3,100
UnitedHealth Group, Inc. 4.95% 5/15/2062	353	313
UnitedHealth Group, Inc. 6.05% 2/15/2063	414	433
Viatris, Inc. 4.00% 6/22/2050	2,644	1,774
		299,792

American Funds Corporate Bond Fund	4

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities 10.01%
AEP Transmission Co., LLC 5.15% 4/1/2034	USD2,000	$2,060
AEP Transmission Co., LLC 5.375% 6/15/2035	225	234
American Transmission Systems, Inc. 2.65% 1/15/2032 (a)	685	621
Berkshire Hathaway Energy Co. 1.65% 5/15/2031	1,345	1,174
CenterPoint Energy Houston Electric, LLC 5.05% 3/1/2035	448	458
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028 (a)	1,000	988
Commonwealth Edison Co. 2.75% 9/1/2051	177	112
Consumers Energy Co. 3.60% 8/15/2032	478	458
Consumers Energy Co. 4.625% 5/15/2033	903	913
Consumers Energy Co. 5.05% 5/15/2035	4,627	4,747
DTE Electric Co. 5.25% 5/15/2035	1,200	1,243
Duke Energy Carolinas, LLC 5.35% 1/15/2053	1,780	1,744
Duke Energy Corp. 4.95% 9/15/2035	1,312	1,312
Duke Energy Florida, LLC 4.85% 12/1/2035	3,046	3,063
Duke Energy Progress, LLC 2.50% 8/15/2050	1,044	631
Edison International 4.125% 3/15/2028	1,141	1,128
Edison International 5.25% 11/15/2028	194	197
Edison International 5.45% 6/15/2029	574	584
Edison International 6.95% 11/15/2029	2,560	2,728
Edison International 6.25% 3/15/2030	2,904	3,037
Edison International 5.25% 3/15/2032	4,069	4,076
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (a)(b)	3,648	4,230
Enel Finance International NV 5.00% 9/30/2035 (a)	3,590	3,584
Eversource Energy 4.45% 12/15/2030	2,016	2,011
Eversource Energy 2.55% 3/15/2031	489	442
Eversource Energy 5.85% 4/15/2031	1,875	1,982
Eversource Energy 3.375% 3/1/2032	2,652	2,459
FirstEnergy Corp. 1.60% 1/15/2026	5,024	5,003
FirstEnergy Corp. 2.65% 3/1/2030	349	325
FirstEnergy Corp. 2.25% 9/1/2030	6,676	6,061
FirstEnergy Corp., Series B, 3.90% 7/15/2027	298	297
Florida Power & Light Co. 5.10% 4/1/2033	1,545	1,611
Florida Power & Light Co. 5.30% 6/15/2034	6,650	6,999
Florida Power & Light Co. 3.70% 12/1/2047	841	661
Florida Power & Light Co. 3.15% 10/1/2049	130	92
Florida Power & Light Co. 2.875% 12/4/2051	1,471	960
Florida Power & Light Co. 5.30% 4/1/2053	141	139
Florida Power & Light Co. 5.70% 3/15/2055	5,439	5,657
Georgia Power Co. 5.25% 3/15/2034	792	823
Jersey Central Power & Light Co. 2.75% 3/1/2032 (a)	250	226
Jersey Central Power & Light Co. 5.10% 1/15/2035	1,225	1,245
MidAmerican Energy Co. 6.75% 12/30/2031	403	457
MidAmerican Energy Co. 5.50% 11/15/2056	3,000	2,994
NextEra Energy Capital Holdings, Inc. 4.685% 9/1/2027	2,150	2,173
NiSource, Inc. 5.40% 6/30/2033	333	347
Northern States Power Co. 5.05% 5/15/2035	915	942
Northern States Power Co. 5.40% 3/15/2054	2,252	2,235
Northern States Power Co. 5.65% 5/15/2055	553	568
Oncor Electric Delivery Co., LLC 2.70% 11/15/2051	85	52
Pacific Gas and Electric Co. 3.15% 1/1/2026	2,215	2,212
Pacific Gas and Electric Co. 5.00% 6/4/2028	2,993	3,043
Pacific Gas and Electric Co. 3.00% 6/15/2028	2,687	2,600
Pacific Gas and Electric Co. 4.55% 7/1/2030	2,127	2,121
Pacific Gas and Electric Co. 2.50% 2/1/2031	4,225	3,803
Pacific Gas and Electric Co. 4.40% 3/1/2032	3,224	3,148
Pacific Gas and Electric Co. 5.90% 6/15/2032	702	740
Pacific Gas and Electric Co. 5.05% 10/15/2032	3,500	3,525
Pacific Gas and Electric Co. 6.15% 1/15/2033	507	541
Pacific Gas and Electric Co. 6.40% 6/15/2033	4,190	4,549
Pacific Gas and Electric Co. 5.70% 3/1/2035	8,386	8,678
Pacific Gas and Electric Co. 6.00% 8/15/2035	5,221	5,521
Pacific Gas and Electric Co. 3.30% 8/1/2040	650	498
Pacific Gas and Electric Co. 4.95% 7/1/2050	5,118	4,423
Pacific Gas and Electric Co. 3.50% 8/1/2050	4,057	2,796
PacifiCorp 2.70% 9/15/2030	1,031	951

5	American Funds Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
PacifiCorp 5.30% 2/15/2031	USD808	$835
PacifiCorp 3.30% 3/15/2051	769	501
PacifiCorp 2.90% 6/15/2052	1,052	628
PacifiCorp 5.35% 12/1/2053	971	869
PacifiCorp 5.50% 5/15/2054	4,445	4,064
PacifiCorp 5.80% 1/15/2055	1,749	1,665
PECO Energy Co. 4.875% 9/15/2035	4,925	4,999
PECO Energy Co. 5.25% 9/15/2054	225	218
PECO Energy Co. 5.65% 9/15/2055	910	930
Progress Energy, Inc. 7.00% 10/30/2031	496	561
Public Service Electric and Gas Co. 1.90% 8/15/2031	1,155	1,024
Public Service Electric and Gas Co. 5.20% 8/1/2033	418	437
Public Service Electric and Gas Co. 4.90% 8/15/2035	7,238	7,350
Public Service Electric and Gas Co. 3.20% 8/1/2049	540	381
Public Service Electric and Gas Co. 2.70% 5/1/2050	1,989	1,271
Public Service Electric and Gas Co. 2.05% 8/1/2050	1,000	555
Public Service Electric and Gas Co. 5.125% 3/15/2053	310	297
Public Service Electric and Gas Co. 5.50% 3/1/2055	745	749
Public Service Enterprise Group, Inc. 5.40% 3/15/2035	625	648
Southern California Edison Co. 3.65% 3/1/2028	1,689	1,667
Southern California Edison Co. 5.65% 10/1/2028	1,951	2,020
Southern California Edison Co. 5.15% 6/1/2029	17	17
Southern California Edison Co. 2.85% 8/1/2029	1,046	988
Southern California Edison Co. 2.25% 6/1/2030	652	591
Southern California Edison Co. 2.50% 6/1/2031	1,975	1,772
Southern California Edison Co. 5.45% 6/1/2031	1	1
Southern California Edison Co. 5.20% 6/1/2034	1,500	1,515
Southern California Edison Co. 5.45% 3/1/2035	2,269	2,319
Southern California Edison Co. 5.625% 2/1/2036	40	41
Southern California Edison Co. 4.50% 9/1/2040	2,422	2,154
Southern California Edison Co. 3.60% 2/1/2045	1,180	869
Southern California Edison Co. 4.00% 4/1/2047	323	248
Southern California Edison Co. 3.65% 2/1/2050	2,105	1,494
Southern California Edison Co. 2.95% 2/1/2051	6,190	3,864
Southern California Edison Co. 3.45% 2/1/2052	4,424	3,005
Southern California Edison Co. 6.20% 9/15/2055	2,680	2,753
Southern Co. (The) 4.85% 3/15/2035	1,920	1,914
Southwestern Electric Power Co. 3.25% 11/1/2051	1,375	924
Union Electric Co. 5.25% 4/15/2035	1,150	1,196
Union Electric Co. 5.125% 3/15/2055	300	283
Wisconsin Power and Light Co. 1.95% 9/16/2031	583	513
Xcel Energy, Inc. 5.50% 3/15/2034	141	146
Xcel Energy, Inc. 5.60% 4/15/2035	2,623	2,733
		196,241

Information technology 7.09%
Amphenol Corp. 4.125% 11/15/2030	1,000	998
Amphenol Corp. 4.40% 2/15/2033	5,331	5,310
Amphenol Corp. 4.625% 2/15/2036	6,460	6,402
Amphenol Corp. 5.30% 11/15/2055	3,518	3,430
Analog Devices, Inc. 5.05% 4/1/2034	673	702
Analog Devices, Inc. 5.30% 4/1/2054	480	474
Broadcom, Inc. 4.00% 4/15/2029 (a)	585	584
Broadcom, Inc. 4.75% 4/15/2029	1,400	1,430
Broadcom, Inc. 5.05% 7/12/2029	1,497	1,547
Broadcom, Inc. 4.15% 11/15/2030	238	238
Broadcom, Inc. 5.15% 11/15/2031	4,223	4,408
Broadcom, Inc. 3.469% 4/15/2034	2,751	2,539
Broadcom, Inc. 4.80% 10/15/2034	3,084	3,128
Broadcom, Inc. 5.20% 7/15/2035	3,355	3,495
Broadcom, Inc. 3.137% 11/15/2035 (a)	380	333
Broadcom, Inc. 4.80% 2/15/2036	6,210	6,227
Cisco Systems, Inc. 4.95% 2/26/2031	1,025	1,067
Cisco Systems, Inc. 5.05% 2/26/2034	1,191	1,236
Cisco Systems, Inc. 5.10% 2/24/2035	3,536	3,673

American Funds Corporate Bond Fund	6

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
Cisco Systems, Inc. 5.30% 2/26/2054	USD242	$237
Intel Corp. 3.05% 8/12/2051	13,258	8,386
Intel Corp. 5.60% 2/21/2054	2,989	2,852
Intel Corp. 3.10% 2/15/2060	3,550	2,092
Microchip Technology, Inc. 5.05% 3/15/2029	5,725	5,847
Microchip Technology, Inc. 5.05% 2/15/2030	2,377	2,430
Oracle Corp. 4.45% 9/26/2030	2,575	2,538
Oracle Corp. 5.50% 8/3/2035	11,247	11,275
Oracle Corp. 5.20% 9/26/2035	4,026	3,947
Oracle Corp. 5.875% 9/26/2045	715	675
Oracle Corp. 6.00% 8/3/2055	5,107	4,749
Oracle Corp. 5.95% 9/26/2055	6,685	6,269
Oracle Corp. 6.10% 9/26/2065	3,747	3,493
Roper Technologies, Inc. 4.25% 9/15/2028	2,500	2,512
Roper Technologies, Inc. 4.45% 9/15/2030	750	755
Roper Technologies, Inc. 4.75% 2/15/2032	500	507
Roper Technologies, Inc. 4.90% 10/15/2034	1,750	1,758
Roper Technologies, Inc. 5.10% 9/15/2035	2,069	2,101
ServiceNow, Inc. 1.40% 9/1/2030	4,925	4,346
Synopsys, Inc. 4.85% 4/1/2030	5,435	5,554
Synopsys, Inc. 5.15% 4/1/2035	5,509	5,634
Synopsys, Inc. 5.70% 4/1/2055	10,698	10,733
Texas Instruments, Inc. 4.85% 2/8/2034	993	1,026
Texas Instruments, Inc. 5.10% 5/23/2035	1,975	2,047
		138,984

Industrials 7.06%
BAE Systems PLC 5.30% 3/26/2034 (a)	10,723	11,191
Boeing Co. (The) 2.75% 2/1/2026	16,088	16,042
Boeing Co. (The) 2.196% 2/4/2026	2,250	2,241
Boeing Co. (The) 5.04% 5/1/2027	336	339
Boeing Co. (The) 3.25% 2/1/2028	11,627	11,424
Boeing Co. (The) 6.298% 5/1/2029	108	115
Boeing Co. (The) 5.15% 5/1/2030	2,966	3,058
Boeing Co. (The) 3.625% 2/1/2031	129	124
Boeing Co. (The) 6.388% 5/1/2031	353	384
Boeing Co. (The) 6.528% 5/1/2034	835	929
Boeing Co. (The) 5.705% 5/1/2040	1,551	1,595
Boeing Co. (The) 5.805% 5/1/2050	795	792
Boeing Co. (The) 6.858% 5/1/2054	105	120
Boeing Co. (The) 5.93% 5/1/2060	2,028	2,016
Boeing Co. (The) 7.008% 5/1/2064	558	640
Burlington Northern Santa Fe, LLC 3.05% 2/15/2051	1,333	905
Canadian National Railway Co. 4.375% 9/18/2034	3,738	3,696
Canadian Pacific Railway Co. 1.75% 12/2/2026	2,456	2,402
Canadian Pacific Railway Co. 4.80% 3/30/2030	1,726	1,772
Canadian Pacific Railway Co. 5.20% 3/30/2035	5,649	5,857
Canadian Pacific Railway Co. 3.00% 12/2/2041	1,198	906
Canadian Pacific Railway Co. 3.10% 12/2/2051	3,734	2,523
Carrier Global Corp. 5.90% 3/15/2034	441	477
CSX Corp. 3.80% 3/1/2028	5,871	5,865
CSX Corp. 4.25% 3/15/2029	1,000	1,010
CSX Corp. 2.40% 2/15/2030	1,540	1,448
CSX Corp. 5.20% 11/15/2033	275	288
CSX Corp. 5.05% 6/15/2035	525	539
CSX Corp. 3.35% 9/15/2049	1,015	731
CSX Corp. 2.50% 5/15/2051	2,079	1,260
CSX Corp. 4.50% 11/15/2052	350	304
General Electric Co. 4.30% 7/29/2030	707	715
General Electric Co. 4.90% 1/29/2036	6,930	7,114
L3Harris Technologies, Inc. 5.40% 7/31/2033	1,416	1,489
Norfolk Southern Corp. 5.05% 8/1/2030	5,788	6,017
Norfolk Southern Corp. 4.45% 3/1/2033	1,041	1,044
Norfolk Southern Corp. 5.10% 5/1/2035	1,912	1,968
Norfolk Southern Corp. 4.55% 6/1/2053	273	236

7	American Funds Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Norfolk Southern Corp. 5.35% 8/1/2054	USD3,366	$3,285
Northrop Grumman Corp. 4.70% 3/15/2033	5,443	5,532
RTX Corp. 5.00% 2/27/2026	165	165
RTX Corp. 5.75% 11/8/2026	1,000	1,015
RTX Corp. 4.125% 11/16/2028	475	477
RTX Corp. 1.90% 9/1/2031	219	193
RTX Corp. 5.15% 2/27/2033	573	598
RTX Corp. 6.10% 3/15/2034	2,253	2,487
RTX Corp. 2.82% 9/1/2051	750	480
RTX Corp. 3.03% 3/15/2052	2,500	1,661
RTX Corp. 5.375% 2/27/2053	129	126
RTX Corp. 6.40% 3/15/2054	645	723
Siemens Funding BV 5.20% 5/28/2035 (a)	4,000	4,173
Siemens Funding BV 5.80% 5/28/2055 (a)	3,180	3,390
Siemens Funding BV 5.90% 5/28/2065 (a)	1,033	1,108
Union Pacific Corp. 2.80% 2/14/2032	612	564
Union Pacific Corp. 4.30% 3/1/2049	510	431
Union Pacific Corp. 3.25% 2/5/2050	1,491	1,054
Union Pacific Corp. 2.95% 3/10/2052	2,503	1,641
Union Pacific Corp. 3.50% 2/14/2053	2,564	1,866
Union Pacific Corp. 5.60% 12/1/2054	2,482	2,525
Union Pacific Corp. 3.95% 8/15/2059	175	133
Veralto Corp. 5.35% 9/18/2028	406	419
Verisk Analytics, Inc. 4.50% 8/15/2030	1,144	1,154
Verisk Analytics, Inc. 5.125% 2/15/2036	1,483	1,505
Waste Management, Inc. 1.50% 3/15/2031	205	179
Waste Management, Inc. 4.95% 3/15/2035	1,973	2,023
		138,483

Communication services 6.99%
Alphabet, Inc. 4.375% 11/15/2032	1,419	1,437
Alphabet, Inc. 4.70% 11/15/2035	3,212	3,265
Alphabet, Inc. 5.25% 5/15/2055	265	263
Alphabet, Inc. 5.45% 11/15/2055	227	231
Alphabet, Inc. 5.30% 5/15/2065	368	362
AT&T, Inc. 1.65% 2/1/2028	1,092	1,039
AT&T, Inc. 4.35% 3/1/2029	2,500	2,515
AT&T, Inc. 2.25% 2/1/2032	5,243	4,625
AT&T, Inc. 2.55% 12/1/2033	10,879	9,337
AT&T, Inc. 5.40% 2/15/2034	717	749
AT&T, Inc. 4.50% 5/15/2035	282	274
AT&T, Inc. 3.50% 9/15/2053	7,966	5,486
AT&T, Inc. 3.55% 9/15/2055	520	357
Charter Communications Operating, LLC 4.40% 4/1/2033	2,000	1,886
Charter Communications Operating, LLC 5.85% 12/1/2035	2,591	2,598
Charter Communications Operating, LLC 5.125% 7/1/2049	315	253
Charter Communications Operating, LLC 4.80% 3/1/2050	4,308	3,313
Charter Communications Operating, LLC 3.70% 4/1/2051	7,788	5,017
Charter Communications Operating, LLC 3.90% 6/1/2052	10,659	7,004
Charter Communications Operating, LLC 5.25% 4/1/2053	11,708	9,496
Charter Communications Operating, LLC 6.70% 12/1/2055	2,200	2,146
Comcast Corp. 4.80% 5/15/2033	2,260	2,289
Comcast Corp. 5.30% 6/1/2034	1,451	1,499
Comcast Corp. 5.30% 5/15/2035	1,691	1,744
Comcast Corp. 2.887% 11/1/2051	929	563
Comcast Corp. 5.65% 6/1/2054	4,073	3,909
Comcast Corp. 6.05% 5/15/2055	603	611
Meta Platforms, Inc. 4.20% 11/15/2030	2,403	2,420
Meta Platforms, Inc. 4.60% 11/15/2032	1,152	1,170
Meta Platforms, Inc. 4.875% 11/15/2035	7,778	7,865
Meta Platforms, Inc. 5.50% 11/15/2045	3,507	3,510
Meta Platforms, Inc. 5.625% 11/15/2055	3,665	3,658
Meta Platforms, Inc. 5.75% 11/15/2065	1,960	1,953
T-Mobile USA, Inc. 2.55% 2/15/2031	3,779	3,463
T-Mobile USA, Inc. 2.25% 11/15/2031	3,956	3,517

American Funds Corporate Bond Fund	8

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
T-Mobile USA, Inc. 5.125% 5/15/2032	USD655	$678
T-Mobile USA, Inc. 5.75% 1/15/2034	679	725
T-Mobile USA, Inc. 3.00% 2/15/2041	1,923	1,452
T-Mobile USA, Inc. 3.40% 10/15/2052	2,373	1,633
T-Mobile USA, Inc. 5.75% 1/15/2054	989	991
T-Mobile USA, Inc. 5.50% 1/15/2055	572	554
T-Mobile USA, Inc. 5.875% 11/15/2055	1,352	1,379
Verizon Communications, Inc. 1.75% 1/20/2031	550	485
Verizon Communications, Inc. 2.355% 3/15/2032	232	205
Verizon Communications, Inc. 4.78% 2/15/2035	2,000	1,985
Verizon Communications, Inc. 5.25% 4/2/2035	7,157	7,341
Verizon Communications, Inc. 5.00% 1/15/2036	6,973	6,985
Verizon Communications, Inc. 5.401% 7/2/2037 (a)	2,666	2,729
Verizon Communications, Inc. 3.40% 3/22/2041	700	555
Verizon Communications, Inc. 2.85% 9/3/2041	151	110
Verizon Communications, Inc. 3.85% 11/1/2042	206	167
Verizon Communications, Inc. 5.75% 11/30/2045	1,899	1,917
Verizon Communications, Inc. 3.55% 3/22/2051	900	654
Verizon Communications, Inc. 5.875% 11/30/2055	2,146	2,168
Verizon Communications, Inc. 2.987% 10/30/2056	4,633	2,833
Verizon Communications, Inc. 6.00% 11/30/2065	1,715	1,736
		137,106

Consumer staples 5.75%
Anheuser-Busch Cos., LLC 4.70% 2/1/2036	728	728
Anheuser-Busch Cos., LLC 4.90% 2/1/2046	508	479
Anheuser-Busch InBev Worldwide, Inc. 3.50% 6/1/2030	2,000	1,960
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	589	600
BAT Capital Corp. 3.215% 9/6/2026	470	467
BAT Capital Corp. 2.259% 3/25/2028	499	479
BAT Capital Corp. 4.906% 4/2/2030	1,400	1,435
BAT Capital Corp. 4.625% 3/22/2033	3,316	3,311
BAT Capital Corp. 6.421% 8/2/2033	2,585	2,869
BAT Capital Corp. 5.625% 8/15/2035	2,063	2,164
BAT Capital Corp. 4.39% 8/15/2037	1,000	927
BAT Capital Corp. 7.079% 8/2/2043	1,306	1,480
BAT Capital Corp. 5.65% 3/16/2052	453	436
BAT Capital Corp. 7.081% 8/2/2053	330	378
BAT Capital Corp. 6.25% 8/15/2055	4,858	5,116
BAT International Finance PLC 4.448% 3/16/2028	475	479
Coca-Cola Co. 5.00% 5/13/2034	1,873	1,968
Coca-Cola Co. 4.65% 8/14/2034	551	567
Constellation Brands, Inc. 4.35% 5/9/2027	1,000	1,004
Constellation Brands, Inc. 3.60% 2/15/2028	200	198
Constellation Brands, Inc. 4.80% 1/15/2029	893	909
Constellation Brands, Inc. 2.875% 5/1/2030	1,485	1,399
Constellation Brands, Inc. 4.80% 5/1/2030	545	555
Constellation Brands, Inc. 2.25% 8/1/2031	2,515	2,231
Constellation Brands, Inc. 4.75% 5/9/2032	1,780	1,801
Constellation Brands, Inc. 4.90% 5/1/2033	1,120	1,130
Constellation Brands, Inc. 4.10% 2/15/2048	200	159
Coty, Inc. 5.60% 1/15/2031 (a)	3,717	3,745
Imperial Brands Finance PLC 5.875% 7/1/2034 (a)	1,100	1,154
Imperial Brands Finance PLC 5.625% 7/1/2035 (a)	2,404	2,479
Imperial Brands Finance PLC 6.375% 7/1/2055 (a)	2,457	2,549
Keurig Dr Pepper, Inc. 5.15% 5/15/2035	1,345	1,354
Kroger Co. 5.00% 9/15/2034	1,530	1,555
Kroger Co. 5.50% 9/15/2054	1,632	1,593
Mars, Inc. 5.00% 3/1/2032 (a)	4,249	4,394
Mars, Inc. 5.20% 3/1/2035 (a)	5,590	5,786
Mars, Inc. 5.70% 5/1/2055 (a)	10,027	10,228
Mars, Inc. 5.80% 5/1/2065 (a)	408	419
Mondelez International, Inc. 4.50% 5/6/2030	1,800	1,821
Mondelez International, Inc. 5.125% 5/6/2035	2,084	2,143
Philip Morris International, Inc. 4.875% 2/13/2026	1,667	1,669

9	American Funds Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Philip Morris International, Inc. 2.10% 5/1/2030	USD675	$619
Philip Morris International, Inc. 5.50% 9/7/2030	2,000	2,107
Philip Morris International, Inc. 4.00% 10/29/2030	4,524	4,484
Philip Morris International, Inc. 1.75% 11/1/2030	908	810
Philip Morris International, Inc. 4.75% 11/1/2031	2,843	2,908
Philip Morris International, Inc. 5.75% 11/17/2032	4,026	4,327
Philip Morris International, Inc. 5.375% 2/15/2033	3,533	3,704
Philip Morris International, Inc. 5.625% 9/7/2033	1,733	1,848
Philip Morris International, Inc. 5.25% 2/13/2034	1,343	1,395
Philip Morris International, Inc. 4.90% 11/1/2034	6,150	6,239
Philip Morris International, Inc. 4.875% 4/30/2035	3,449	3,483
Philip Morris International, Inc. 4.625% 10/29/2035	2,350	2,314
Philip Morris International, Inc. 4.125% 3/4/2043	1,653	1,426
Walmart, Inc. 4.50% 4/15/2053	1,118	1,009
		112,791

Consumer discretionary 5.06%
Amazon.com, Inc. 4.10% 11/20/2030	1,490	1,498
Amazon.com, Inc. 4.35% 3/20/2033	1,631	1,643
Amazon.com, Inc. 4.65% 11/20/2035	6,214	6,272
Amazon.com, Inc. 5.45% 11/20/2055	2,679	2,704
Ford Motor Credit Co., LLC 6.95% 6/10/2026	200	202
Ford Motor Credit Co., LLC 4.95% 5/28/2027	483	484
Ford Motor Credit Co., LLC 7.35% 11/4/2027	200	209
Ford Motor Credit Co., LLC 5.918% 3/20/2028	416	425
Ford Motor Credit Co., LLC 6.80% 5/12/2028	200	208
Ford Motor Credit Co., LLC 6.798% 11/7/2028	1,476	1,546
Ford Motor Credit Co., LLC 2.90% 2/10/2029	200	187
Ford Motor Credit Co., LLC 5.80% 3/8/2029	4,695	4,787
Ford Motor Credit Co., LLC 5.113% 5/3/2029	1,200	1,197
Ford Motor Credit Co., LLC 5.875% 11/7/2029	2,100	2,149
Ford Motor Credit Co., LLC 5.73% 9/5/2030	839	854
Ford Motor Credit Co., LLC 6.05% 3/5/2031	2,300	2,363
Ford Motor Credit Co., LLC 6.054% 11/5/2031	1,006	1,031
Ford Motor Credit Co., LLC 6.532% 3/19/2032	300	314
Ford Motor Credit Co., LLC 7.122% 11/7/2033	200	216
Ford Motor Credit Co., LLC 6.125% 3/8/2034	615	626
Ford Motor Credit Co., LLC 6.50% 2/7/2035	3,750	3,904
Ford Motor Credit Co., LLC 5.869% 10/31/2035	3,245	3,227
General Motors Co. 5.625% 4/15/2030	700	731
General Motors Financial Co., Inc. 5.60% 6/18/2031	1,200	1,253
General Motors Financial Co., Inc. 5.625% 4/4/2032	480	501
General Motors Financial Co., Inc. 5.45% 9/6/2034	349	356
General Motors Financial Co., Inc. 5.90% 1/7/2035	1,100	1,152
General Motors Financial Co., Inc. 6.15% 7/15/2035	491	522
Home Depot, Inc. 4.75% 6/25/2029	7,161	7,349
Home Depot, Inc. 1.375% 3/15/2031	517	449
Home Depot, Inc. 4.85% 6/25/2031	4,241	4,398
Home Depot, Inc. 4.95% 6/25/2034	6,050	6,228
Home Depot, Inc. 4.65% 9/15/2035	2,814	2,815
Home Depot, Inc. 3.125% 12/15/2049	593	412
Home Depot, Inc. 5.30% 6/25/2054	2,274	2,225
Hyundai Capital America 1.50% 6/15/2026 (a)	275	271
Hyundai Capital America 4.875% 6/23/2027 (a)	1,594	1,611
Hyundai Capital America 5.60% 3/30/2028 (a)	800	823
Hyundai Capital America 2.00% 6/15/2028 (a)	409	387
Hyundai Capital America 4.90% 6/23/2028 (a)	861	876
Hyundai Capital America 5.30% 1/8/2029 (a)	509	523
Hyundai Capital America 6.50% 1/16/2029 (a)	384	408
Hyundai Capital America 5.35% 3/19/2029 (a)	700	721
Hyundai Capital America 5.30% 1/8/2030 (a)	100	103
Hyundai Capital America 5.10% 6/24/2030 (a)	3,371	3,458
Hyundai Capital America 4.50% 9/18/2030 (a)	700	701
Hyundai Capital America 5.40% 1/8/2031 (a)	117	121
Marriott International, Inc. 5.35% 3/15/2035	3,887	4,026

American Funds Corporate Bond Fund	10

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
McDonald’s Corp. 5.00% 5/17/2029	USD1,149	$1,186
McDonald’s Corp. 4.95% 3/3/2035	1,065	1,089
Morongo Band of Mission Indians (The) 7.00% 10/1/2039 (a)	1,100	1,201
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	5,502	5,564
Starbucks Corp. 4.80% 5/15/2030	1,510	1,545
Starbucks Corp. 5.00% 2/15/2034	950	975
Starbucks Corp. 5.40% 5/15/2035	2,701	2,826
Toyota Motor Corp. 4.186% 6/30/2027	4,808	4,837
Toyota Motor Credit Corp. 4.55% 5/17/2030	1,400	1,429
		99,118

Energy 1.99%
Chevron Corp. 3.078% 5/11/2050	1,273	885
Chevron USA, Inc. 4.405% 2/26/2027	6,354	6,410
Chevron USA, Inc. 1.018% 8/12/2027	1,667	1,594
ConocoPhillips Co. 4.70% 1/15/2030	3,000	3,067
ConocoPhillips Co. 3.80% 3/15/2052	809	610
ConocoPhillips Co. 5.30% 5/15/2053	1,061	1,013
ConocoPhillips Co. 5.50% 1/15/2055	2,734	2,675
Enterprise Products Operating, LLC 5.20% 1/15/2036	1,449	1,487
EOG Resources, Inc. 4.40% 7/15/2028	678	686
EOG Resources, Inc. 5.35% 1/15/2036	395	410
EOG Resources, Inc. 5.65% 12/1/2054	1,065	1,066
EOG Resources, Inc. 5.95% 7/15/2055	960	1,000
Exxon Mobil Corp. 3.452% 4/15/2051	5,300	3,899
Petroleos Mexicanos 6.84% 1/23/2030	1,000	1,013
Shell Finance US, Inc. 2.75% 4/6/2030	5,000	4,761
Shell Finance US, Inc. 3.25% 4/6/2050	1,496	1,060
Shell International Finance BV 3.00% 11/26/2051	500	334
TotalEnergies Capital SA 4.724% 9/10/2034	580	590
TotalEnergies Capital SA 5.488% 4/5/2054	1,404	1,387
TotalEnergies Capital SA 5.275% 9/10/2054	5,270	5,076
		39,023

Real estate 1.95%
Boston Properties, LP 2.55% 4/1/2032	60	52
Boston Properties, LP 2.45% 10/1/2033	1,921	1,593
Boston Properties, LP 6.50% 1/15/2034	2,648	2,865
Boston Properties, LP 5.75% 1/15/2035	11,634	11,987
Crown Castle, Inc. 5.00% 1/11/2028	2,552	2,591
ERP Operating, LP 4.65% 9/15/2034	621	620
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	2,373	2,428
Piedmont Operating Partnership, LP 5.625% 1/15/2033	934	942
Prologis, LP 4.875% 6/15/2028	803	822
Prologis, LP 4.75% 6/15/2033	3,299	3,357
Prologis, LP 5.125% 1/15/2034	459	475
Prologis, LP 5.00% 3/15/2034	1,775	1,820
Prologis, LP 5.00% 1/31/2035	686	699
Prologis, LP 5.25% 6/15/2053	156	151
Prologis, LP 5.25% 3/15/2054	35	34
Public Storage Operating Co. 2.30% 5/1/2031	244	221
Simon Property Group, LP 4.375% 10/1/2030	2,500	2,521
Simon Property Group, LP 5.125% 10/1/2035	4,918	5,019
		38,197

Materials 1.80%
BHP Billiton Finance (USA), Ltd. 5.30% 2/21/2035	1,100	1,145
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	4,044	4,220
Dow Chemical Co. (The) 4.80% 1/15/2031	3,740	3,732
Dow Chemical Co. (The) 5.65% 3/15/2036	1,201	1,207
Dow Chemical Co. (The) 4.625% 10/1/2044	600	490
Dow Chemical Co. (The) 4.80% 5/15/2049	2,131	1,723
Dow Chemical Co. (The) 3.60% 11/15/2050	170	113

11	American Funds Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
Dow Chemical Co. (The) 5.60% 2/15/2054	USD2,412	$2,158
Dow Chemical Co. (The) 5.95% 3/15/2055	1,331	1,245
LYB International Finance III, LLC 5.125% 1/15/2031	297	298
LYB International Finance III, LLC 6.15% 5/15/2035	44	46
LYB International Finance III, LLC 5.875% 1/15/2036	2,170	2,179
Minera Mexico, SA de CV, 5.625% 2/12/2032 (a)	1,780	1,837
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035	3,090	3,207
Sherwin-Williams Co. 4.50% 8/15/2030	5,000	5,052
Sherwin-Williams Co. 5.15% 8/15/2035	4,426	4,538
Vale Overseas, Ltd. 6.40% 6/28/2054	1,535	1,584
Vale Overseas, Ltd. 6.00% 2/25/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.431% on 2/25/2031) (a)(b)	525	523
		35,297
Total corporate bonds, notes & loans		1,665,920
U.S. Treasury bonds & notes 7.52%
U.S. Treasury 7.52%
U.S. Treasury 4.25% 12/31/2026	1,147	1,154
U.S. Treasury 3.75% 8/15/2027	9	9
U.S. Treasury 3.50% 10/31/2027	2,601	2,601
U.S. Treasury 3.50% 11/15/2028	10,667	10,669
U.S. Treasury 4.00% 7/31/2029	1,070	1,087
U.S. Treasury 4.00% 5/31/2030	907	923
U.S. Treasury 3.875% 6/30/2030	368	372
U.S. Treasury 3.625% 10/31/2030	33,268	33,304
U.S. Treasury 3.75% 10/31/2032	524	523
U.S. Treasury 4.00% 11/15/2035 (c)	46,913	46,840
U.S. Treasury 4.625% 11/15/2045	23,111	23,093
U.S. Treasury 4.75% 8/15/2055 (c)	26,602	26,939
		147,514
Asset-backed obligations 0.81%
Other asset-backed securities 0.81%
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (a)(d)	1,656	1,570
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (a)(d)	4,197	3,607
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (a)(d)	284	240
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (a)(d)	390	321
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 8/17/2039 (a)(d)	422	414
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(d)	11,523	9,799
		15,951
Bonds & notes of governments & government agencies outside the U.S. 0.43%
Mexico 0.40%
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (a)	6,100	6,200
United Mexican States 5.375% 3/22/2033	285	285
United Mexican States 6.625% 1/29/2038	515	543
United Mexican States 7.375% 5/13/2055	705	775
		7,803

Panama 0.03%
Panama (Republic of) 6.875% 1/31/2036	286	307
Panama (Republic of) 8.00% 3/1/2038	258	297
		604
Total bonds & notes of governments & government agencies outside the U.S.		8,407

American Funds Corporate Bond Fund	12

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals 0.21%
Ohio 0.21%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	USD4,450	$4,053
Total bonds, notes & other debt instruments (cost: $1,823,050,000)		1,841,845
Short-term securities 6.44%	Shares
Money market investments 6.44%
Capital Group Central Cash Fund 3.94% (e)(f)	1,263,295	126,317
Total short-term securities (cost: $126,323,000)		126,317
Total investment securities 100.38% (cost: $1,949,373,000)		1,968,162
Other assets less liabilities (0.38)%		(7,515)
Net assets 100.00%		$1,960,647
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 11/30/2025 (000)
2 Year U.S. Treasury Note Futures	Long	1,018	4/6/2026	USD212,619	$21
5 Year U.S. Treasury Note Futures	Long	1,533	4/6/2026	168,270	247
10 Year U.S. Treasury Note Futures	Short	165	3/31/2026	(18,702)	11
10 Year Ultra U.S. Treasury Note Futures	Short	2,630	3/31/2026	(305,614)	(2,140)
20 Year U.S. Treasury Bond Futures	Long	1,451	3/31/2026	170,402	452
30 Year Ultra U.S. Treasury Bond Futures	Short	493	3/31/2026	(59,622)	(311)
					$(1,720)
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 11/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 11/30/2025 (000)
CDX.NA.IG.45	1.00%	Quarterly	12/20/2030	USD159,049	$(3,577)	$(3,555)	$(22)
Investments in affiliates (f)

	Value at 6/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 11/30/2025 (000)	Dividend or interest income (000)
Short-term securities 6.44%
Money market investments 6.44%
Capital Group Central Cash Fund 3.94% (e)	$106,045	$523,851	$503,585	$21	$(15)	$126,317	$2,491

13	American Funds Corporate Bond Fund

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $164,202,000, which represented
8.37% of the net assets of the fund.

(b)	Step bond; coupon rate may change at a later date.
(c)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $6,824,000, which represented 0.35% of the net assets of the fund.
(d)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(e)	Rate represents the seven-day yield at 11/30/2025.
(f)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
Auth. = Authority
CME = CME Group
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
ICE = Intercontinental Exchange, Inc.
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

American Funds Corporate Bond Fund	14

Financial statements
Statement of assets and liabilities at November 30, 2025unaudited

(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $1,823,050)	$1,841,845
Affiliated issuers (cost: $126,323)	126,317	$1,968,162
Cash		388
Receivables for:
Sales of investments	14
Sales of fund’s shares	1,804
Dividends and interest	20,518
Variation margin on futures contracts	891	23,227
		1,991,777
Liabilities:
Payables for:
Purchases of investments	28,046
Repurchases of fund’s shares	1,387
Dividends on fund’s shares	41
Investment advisory services	404
Services provided by related parties	316
Trustees’ deferred compensation	25
Variation margin on futures contracts	840
Variation margin on centrally cleared swap contracts	63
Other	8	31,130
Commitments and contingencies*
Net assets at November 30, 2025		$1,960,647
Net assets consist of:
Capital paid in on shares of beneficial interest		$2,246,907
Total distributable earnings (accumulated loss)		(286,260)
Net assets at November 30, 2025		$1,960,647
*
Refer to Note 7 for further information on expense recoupment.
Refer to the notes to financial statements.

15	American Funds Corporate Bond Fund

Financial statements (continued)
Statement of assets and liabilities at November 30, 2025 (continued)unaudited

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (203,351 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$905,386	93,904	$9.64
Class C	20,027	2,077	9.64
Class T	9	1	9.64
Class F-1	18,271	1,895	9.64
Class F-2	529,053	54,872	9.64
Class F-3	217,797	22,589	9.64
Class 529-A	63,862	6,624	9.64
Class 529-C	2,528	262	9.64
Class 529-E	1,563	162	9.64
Class 529-T	13	1	9.64
Class 529-F-1	10	1	9.64
Class 529-F-2	12,657	1,313	9.64
Class 529-F-3	10	1	9.64
Class R-1	1,425	148	9.64
Class R-2	5,437	564	9.64
Class R-2E	2,634	273	9.64
Class R-3	14,970	1,552	9.64
Class R-4	5,989	621	9.64
Class R-5E	4,130	428	9.64
Class R-5	1,337	139	9.64
Class R-6	153,539	15,924	9.64

Refer to the notes to financial statements.

American Funds Corporate Bond Fund	16

Financial statements (continued)
Statement of operations for the six months ended November 30, 2025unaudited

(dollars in thousands)
Investment income:
Income:
Interest from unaffiliated issuers	$45,727
Dividends from affiliated issuers	2,491	$48,218
Fees and expenses*:
Investment advisory services	2,467
Distribution services	1,441
Transfer agent services	938
Administrative services	293
529 plan services	21
Reports to shareholders	77
Registration statement and prospectus	202
Trustees’ compensation	7
Auditing and legal	118
Custodian	12
Other	1
Total fees and expenses before waivers and/or reimbursements	5,577
Less waivers and/or reimbursements of fees and expenses:
Miscellaneous fee reimbursement	13
Total fees and expenses after waivers and/or reimbursements		5,564
Net investment income		42,654
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	9,954
Affiliated issuers	21
Futures contracts	(3,499)
Swap contracts	(1,030)	5,446
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	50,084
Affiliated issuers	(15)
Futures contracts	(387)
Swap contracts	30	49,712
Net realized gain (loss) and unrealized appreciation (depreciation)		55,158
Net increase (decrease) in net assets resulting from operations		$97,812
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

17	American Funds Corporate Bond Fund

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Six months ended November 30,	Year ended May 31,
	2025*	2025

Operations:
Net investment income	$42,654	$84,042
Net realized gain (loss)	5,446	(17,979)
Net unrealized appreciation (depreciation)	49,712	31,303
Net increase (decrease) in net assets resulting from operations	97,812	97,366
Distributions paid or accrued to shareholders	(41,878)	(82,857)
Net capital share transactions	(25,904)	79,662
Total increase (decrease) in net assets	30,030	94,171
Net assets:
Beginning of period	1,930,617	1,836,446
End of period	$1,960,647	$1,930,617
*
Unaudited.
Refer to the notes to financial statements.

American Funds Corporate Bond Fund	18

Notes to financial statementsunaudited
1. Organization

American Funds Corporate Bond Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide maximum total return consistent with capital preservation and prudent risk management.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 3.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

19	American Funds Corporate Bond Fund

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.
New accounting pronouncements — In December 2023, the FASB issued Accounting Standards Update 2023-09 (“the ASU”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the ASU and its impact to the financial statements.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

American Funds Corporate Bond Fund	20

The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of November 30, 2025, were as follows (dollars in thousands):

21	American Funds Corporate Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$1,665,920	$—	$1,665,920
U.S. Treasury bonds & notes	—	147,514	—	147,514
Asset-backed obligations	—	15,951	—	15,951
Bonds & notes of governments & government agencies outside the U.S.	—	8,407	—	8,407
Municipals	—	4,053	—	4,053
Short-term securities	126,317	—	—	126,317
Total	$126,317	$1,841,845	$—	$1,968,162

Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$731	$—	$—	$731
Liabilities:
Unrealized depreciation on futures contracts	(2,451)	—	—	(2,451)
Unrealized depreciation on centrally cleared credit default swaps	—	(22)	—	(22)
Total	$(1,720)	$(22)	$—	$(1,742)
*
Futures contracts and credit default swaps are not included in the fund’s investment portfolio.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

American Funds Corporate Bond Fund	22

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage-or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

23	American Funds Corporate Bond Fund

Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S. may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

American Funds Corporate Bond Fund	24

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $851,927,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $102,363,000.

25	American Funds Corporate Bond Fund

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts and credit default swaps as of, or for the six months ended, November 30, 2025 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$731	Unrealized depreciation*	$2,451
Swap (centrally cleared)	Credit	Unrealized appreciation*	—	Unrealized depreciation*	22
			$731		$2,473

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(3,499)	Net unrealized appreciation (depreciation) on futures contracts	$(387)
Swap	Credit	Net realized gain (loss) on swap contracts	(1,030)	Net unrealized appreciation (depreciation) on swap contracts	30
			$(4,529)		$(357)
*
Includes cumulative appreciation/depreciation on futures contracts and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.
Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts and credit default swaps. For futures contracts and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended November 30, 2025, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

American Funds Corporate Bond Fund	26

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of May 31, 2025, the components of distributable earnings on a tax basis were as follows (dollars in thousands):
Undistributed ordinary income	$635
Capital loss carryforward*	(309,951)
*
The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.
As of November 30, 2025, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$39,238
Gross unrealized depreciation on investments	(22,860)
Net unrealized appreciation (depreciation) on investments	16,378
Cost of investments	1,953,597
Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):
	Six months ended November 30,	Year ended May 31,
Share class	2025	2025
Class A	$18,571	$36,435
Class C	348	818
Class T	— †	— †
Class F-1	388	959
Class F-2	11,467	23,381
Class F-3	5,297	11,353
Class 529-A	1,287	2,458
Class 529-C	42	91
Class 529-E	30	58
Class 529-T	— †	1
Class 529-F-1	— †	— †
Class 529-F-2	272	483
Class 529-F-3	— †	— †
Class R-1	24	46
Class R-2	95	194
Class R-2E	49	82
Class R-3	283	548
Class R-4	117	206
Class R-5E	99	229
Class R-5	28	37
Class R-6	3,481	5,478
Total	$41,878	$82,857
†
Amount less than one thousand.

27	American Funds Corporate Bond Fund

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.253% on the first $15.0 billion of daily net assets and decreasing to 0.212% on such assets in excess of $15.0 billion. For the six months ended November 30, 2025, the investment advisory services fees were $2,467,000, which were equivalent to an annualized rate of 0.253% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of November 30, 2025, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.

American Funds Corporate Bond Fund	28

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended November 30, 2025, the 529 plan services fees were $21,000, which were equivalent to 0.053% of the average daily net assets of each 529 share class.
For the six months ended November 30, 2025, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$1,151	$528	$134	Not applicable
Class C	101	12	3	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	23	12	3	Not applicable
Class F-2	Not applicable	310	78	Not applicable
Class F-3	Not applicable	3	35	Not applicable
Class 529-A	71	35	9	$16
Class 529-C	13	1	— *	1
Class 529-E	4	— *	— *	1
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	3	2	3
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	7	1	— *	Not applicable
Class R-2	21	9	1	Not applicable
Class R-2E	8	3	1	Not applicable
Class R-3	35	11	2	Not applicable
Class R-4	7	3	1	Not applicable
Class R-5E	Not applicable	4	1	Not applicable
Class R-5	Not applicable	1	— *	Not applicable
Class R-6	Not applicable	2	23	Not applicable

Total class-specific expenses	$1,441	$938	$293	$21
*
Amount less than one thousand.
Miscellaneous fee reimbursement — CRMC has agreed to reimburse a portion of miscellaneous fees and expenses of the fund. For the six months ended November 30, 2025, total fees and expenses reimbursed by CRMC were $13,000. CRMC may recoup all or a portion of this reimbursement by the end of the current fiscal year. This reimbursement may be adjusted or discontinued, subject to any restrictions in the fund’s prospectus. Fees and expenses in the statement of operations are presented gross of any reimbursement from CRMC.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $7,000 in the fund’s statement of operations reflects $4,000 in current fees (either paid in cash or deferred) and a net increase of $3,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended November 30, 2025, the fund did not engage in any such purchase or sale transactions with any related funds.

29	American Funds Corporate Bond Fund

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended November 30, 2025.
8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended November 30, 2025
Class A	$58,942	6,167	$18,413	1,928	$(72,404)	(7,586)	$4,951	509
Class C	1,315	137	346	36	(3,081)	(323)	(1,420)	(150)
Class T	—	—	—	—	—	—	—	—
Class F-1	1,094	114	387	41	(3,453)	(364)	(1,972)	(209)
Class F-2	62,904	6,592	11,459	1,199	(78,889)	(8,282)	(4,526)	(491)
Class F-3	18,873	1,980	5,268	552	(61,583)	(6,443)	(37,442)	(3,911)
Class 529-A	7,631	799	1,282	134	(7,377)	(774)	1,536	159
Class 529-C	368	39	42	4	(478)	(50)	(68)	(7)
Class 529-E	252	26	29	3	(259)	(27)	22	2
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	1,470	154	271	28	(1,263)	(132)	478	50
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	90	9	24	3	(188)	(20)	(74)	(8)
Class R-2	1,153	121	94	10	(1,490)	(156)	(243)	(25)
Class R-2E	408	43	49	5	(383)	(40)	74	8
Class R-3	1,434	150	281	29	(1,340)	(141)	375	38
Class R-4	1,289	136	116	12	(421)	(45)	984	103
Class R-5E	547	58	98	10	(1,915)	(202)	(1,270)	(134)
Class R-5	670	70	28	3	(472)	(49)	226	24
Class R-6	29,607	3,124	3,475	364	(20,617)	(2,151)	12,465	1,337
Total net increase (decrease)	$188,047	19,719	$41,662	4,361	$(255,613)	(26,785)	$(25,904)	(2,705)
Refer to the end of the table(s) for footnote(s).

American Funds Corporate Bond Fund	30

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended May 31, 2025
Class A	$160,510	16,904	$36,126	3,812	$(155,344)	(16,442)	$41,292	4,274
Class C	4,710	494	813	86	(9,518)	(1,008)	(3,995)	(428)
Class T	—	—	—	—	—	—	—	—
Class F-1	2,123	224	958	101	(8,070)	(855)	(4,989)	(530)
Class F-2	164,615	17,408	23,363	2,465	(191,154)	(20,218)	(3,176)	(345)
Class F-3	78,908	8,327	11,296	1,192	(80,912)	(8,600)	9,292	919
Class 529-A	15,747	1,657	2,447	258	(13,565)	(1,435)	4,629	480
Class 529-C	1,232	129	90	9	(1,344)	(142)	(22)	(4)
Class 529-E	510	54	57	6	(600)	(63)	(33)	(3)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	4,113	434	481	51	(2,745)	(290)	1,849	195
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	405	43	46	5	(60)	(7)	391	41
Class R-2	1,227	130	193	20	(1,776)	(188)	(356)	(38)
Class R-2E	908	96	82	9	(377)	(40)	613	65
Class R-3	4,142	438	543	57	(3,660)	(387)	1,025	108
Class R-4	1,849	194	204	22	(1,560)	(166)	493	50
Class R-5E	1,974	209	228	24	(1,571)	(166)	631	67
Class R-5	558	59	37	4	(460)	(49)	135	14
Class R-6	53,940	5,725	5,475	578	(27,533)	(2,910)	31,882	3,393
Total net increase (decrease)	$497,471	52,525	$82,440	8,699	$(500,249)	(52,966)	$79,662	8,258
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $980,166,000 and $1,026,206,000, respectively, during the six months ended November 30, 2025.

31	American Funds Corporate Bond Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
11/30/2025[5,6]	$9.37	$.20	$.27	$.47	$(.20 )	$—	$(.20 )	$9.64	5.05%[7]	$905	.70%[8]	.70%[8]	4.24%[8]
5/31/2025	9.28	.40	.08	.48	(.39 )	—	(.39 )	9.37	5.26	875.71		.71	4.23
5/31/2024	9.37	.37	(.11 )	.26	(.35 )	—	(.35 )	9.28	2.83	827.73		.72	3.99
5/31/2023	9.83	.29	(.47 )	(.18 )	(.28 )	—	(.28 )	9.37	(1.77)	781.70		.69	3.07
5/31/2022	11.17	.19	(1.34)	(1.15)	(.19 )	—	(.19 )	9.83	(10.47)	862.82		.81	1.72
5/31/2021	11.52	.17	(.03 )	.14	(.17 )	(.32 )	(.49 )	11.17	1.07	1,063.84		.83	1.48
Class C:
11/30/2025[5,6]	9.37	.16	.27	.43	(.16 )	—	(.16 )	9.64	4.66 [7]	20	1.45 [8]	1.45 [8]	3.50 [8]
5/31/2025	9.28	.34	.08	.42	(.33 )	—	(.33 )	9.37	4.49	21	1.44	1.44	3.49
5/31/2024	9.37	.30	(.11 )	.19	(.28 )	—	(.28 )	9.28	2.09	25	1.46	1.45	3.25
5/31/2023	9.83	.22	(.47 )	(.25 )	(.21 )	—	(.21 )	9.37	(2.51)	28	1.45	1.44	2.30
5/31/2022	11.17	.11	(1.34)	(1.23)	(.11 )	—	(.11 )	9.83	(11.10)	37	1.53	1.52	1.00
5/31/2021	11.52	.09	(.03 )	.06	(.09 )	(.32 )	(.41 )	11.17	.37	55	1.54	1.52	.78
Class T:
11/30/2025[5,6]	9.37	.21	.27	.48	(.21 )	—	(.21 )	9.64	5.18 [7,9]	— [10]	.44 [8,9]	.44 [8,9]	4.50 [8,9]
5/31/2025	9.28	.43	.08	.51	(.42 )	—	(.42 )	9.37	5.54 [9]	— [10]	.43 [9]	.43 [9]	4.50 [9]
5/31/2024	9.37	.39	(.11 )	.28	(.37 )	—	(.37 )	9.28	3.12 [9]	— [10]	.44 [9]	.44 [9]	4.27 [9]
5/31/2023	9.83	.32	(.47 )	(.15 )	(.31 )	—	(.31 )	9.37	(1.46)[9]	— [10]	.38 [9]	.37 [9]	3.39 [9]
5/31/2022	11.17	.22	(1.34)	(1.12)	(.22 )	—	(.22 )	9.83	(10.22)[9]	— [10]	.54 [9]	.53 [9]	2.00 [9]
5/31/2021	11.52	.20	(.03 )	.17	(.20 )	(.32 )	(.52 )	11.17	1.34 [9]	— [10]	.57 [9]	.56 [9]	1.76 [9]
Class F-1:
11/30/2025[5,6]	9.37	.20	.27	.47	(.20 )	—	(.20 )	9.64	5.04 [7]	18	.71 [8]	.71 [8]	4.24 [8]
5/31/2025	9.28	.41	.08	.49	(.40 )	—	(.40 )	9.37	5.27	20.70		.70	4.24
5/31/2024	9.37	.37	(.11 )	.26	(.35 )	—	(.35 )	9.28	2.86	24.71		.70	3.98
5/31/2023	9.83	.29	(.47 )	(.18 )	(.28 )	—	(.28 )	9.37	(1.77)	41.69		.68	3.11
5/31/2022	11.17	.19	(1.34)	(1.15)	(.19 )	—	(.19 )	9.83	(10.45)	39.80		.80	1.72
5/31/2021	11.52	.18	(.03 )	.15	(.18 )	(.32 )	(.50 )	11.17	1.10	68.81		.79	1.49
Class F-2:
11/30/2025[5,6]	9.37	.21	.27	.48	(.21 )	—	(.21 )	9.64	5.18 [7]	529	.45 [8]	.45 [8]	4.50 [8]
5/31/2025	9.28	.43	.08	.51	(.42 )	—	(.42 )	9.37	5.55	519.43		.43	4.51
5/31/2024	9.37	.40	(.11 )	.29	(.38 )	—	(.38 )	9.28	3.13	517.44		.43	4.26
5/31/2023	9.83	.32	(.47 )	(.15 )	(.31 )	—	(.31 )	9.37	(1.53)	617.44		.44	3.34
5/31/2022	11.17	.22	(1.34)	(1.12)	(.22 )	—	(.22 )	9.83	(10.22)	584.54		.53	2.01
5/31/2021	11.52	.21	(.03 )	.18	(.21 )	(.32 )	(.53 )	11.17	1.37	641.54		.52	1.72
Class F-3:
11/30/2025[5,6]	9.37	.22	.27	.49	(.22 )	—	(.22 )	9.64	5.24 [7]	218	.33 [8]	.32 [8]	4.63 [8]
5/31/2025	9.28	.44	.08	.52	(.43 )	—	(.43 )	9.37	5.67	248.32		.32	4.62
5/31/2024	9.37	.41	(.11 )	.30	(.39 )	—	(.39 )	9.28	3.25	237.32		.32	4.41
5/31/2023	9.83	.33	(.47 )	(.14 )	(.32 )	—	(.32 )	9.37	(1.41)	171.32		.32	3.49
5/31/2022	11.17	.23	(1.34)	(1.11)	(.23 )	—	(.23 )	9.83	(10.11)	121.42		.42	2.11
5/31/2021	11.52	.22	(.03 )	.19	(.22 )	(.32 )	(.54 )	11.17	1.47	139.45		.43	1.85
Class 529-A:
11/30/2025[5,6]	9.37	.20	.27	.47	(.20 )	—	(.20 )	9.64	5.04 [7]	64	.72 [8]	.72 [8]	4.22 [8]
5/31/2025	9.28	.40	.08	.48	(.39 )	—	(.39 )	9.37	5.25	61.72		.72	4.22
5/31/2024	9.37	.37	(.11 )	.26	(.35 )	—	(.35 )	9.28	2.82	56.74		.74	3.98
5/31/2023	9.83	.29	(.47 )	(.18 )	(.28 )	—	(.28 )	9.37	(1.81)	52.74		.73	3.03
5/31/2022	11.17	.19	(1.34)	(1.15)	(.19 )	—	(.19 )	9.83	(10.47)	56.82		.81	1.72
5/31/2021	11.52	.17	(.03 )	.14	(.17 )	(.32 )	(.49 )	11.17	1.08	66.83		.81	1.50
Refer to the end of the table(s) for footnote(s).

American Funds Corporate Bond Fund	32

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
11/30/2025[5,6]	$9.37	$.16	$.27	$.43	$(.16 )	$—	$(.16 )	$9.64	4.63%[7]	$3	1.49%[8]	1.49%[8]	3.45%[8]
5/31/2025	9.28	.33	.08	.41	(.32 )	—	(.32 )	9.37	4.45	3	1.48	1.48	3.46
5/31/2024	9.37	.30	(.11 )	.19	(.28 )	—	(.28 )	9.28	2.05	3	1.50	1.49	3.21
5/31/2023	9.83	.22	(.47 )	(.25 )	(.21 )	—	(.21 )	9.37	(2.56)	3	1.50	1.49	2.25
5/31/2022	11.17	.10	(1.34)	(1.24)	(.10 )	—	(.10 )	9.83	(11.15)	4	1.58	1.57	.94
5/31/2021	11.52	.08	(.03 )	.05	(.08 )	(.32 )	(.40 )	11.17	.32	6	1.59	1.58	.77
Class 529-E:
11/30/2025[5,6]	9.37	.19	.27	.46	(.19 )	—	(.19 )	9.64	4.93 [7]	2	.92 [8]	.92 [8]	4.02 [8]
5/31/2025	9.28	.39	.08	.47	(.38 )	—	(.38 )	9.37	5.04	1.92		.91	4.03
5/31/2024	9.37	.35	(.11 )	.24	(.33 )	—	(.33 )	9.28	2.64	1.92		.92	3.79
5/31/2023	9.83	.27	(.47 )	(.20 )	(.26 )	—	(.26 )	9.37	(2.00)	2.93		.92	2.83
5/31/2022	11.17	.17	(1.34)	(1.17)	(.17 )	—	(.17 )	9.83	(10.64)	2	1.02	1.01	1.51
5/31/2021	11.52	.15	(.03 )	.12	(.15 )	(.32 )	(.47 )	11.17	.87	3	1.04	1.02	1.30
Class 529-T:
11/30/2025[5,6]	9.37	.21	.27	.48	(.21 )	—	(.21 )	9.64	5.15 [7,9]	— [10]	.49 [8,9]	.49 [8,9]	4.45 [8,9]
5/31/2025	9.28	.43	.08	.51	(.42 )	—	(.42 )	9.37	5.48 [9]	— [10]	.49 [9]	.49 [9]	4.45 [9]
5/31/2024	9.37	.39	(.11 )	.28	(.37 )	—	(.37 )	9.28	3.05 [9]	— [10]	.51 [9]	.51 [9]	4.20 [9]
5/31/2023	9.83	.31	(.47 )	(.16 )	(.30 )	—	(.30 )	9.37	(1.56)[9]	— [10]	.47 [9]	.46 [9]	3.30 [9]
5/31/2022	11.17	.21	(1.34)	(1.13)	(.21 )	—	(.21 )	9.83	(10.26)[9]	— [10]	.58 [9]	.58 [9]	1.96 [9]
5/31/2021	11.52	.20	(.03 )	.17	(.20 )	(.32 )	(.52 )	11.17	1.29 [9]	— [10]	.62 [9]	.60 [9]	1.73 [9]
Class 529-F-1:
11/30/2025[5,6]	9.37	.21	.27	.48	(.21 )	—	(.21 )	9.64	5.15 [7,9]	— [10]	.50 [8,9]	.50 [8,9]	4.44 [8,9]
5/31/2025	9.28	.42	.08	.50	(.41 )	—	(.41 )	9.37	5.48 [9]	— [10]	.48 [9]	.48 [9]	4.45 [9]
5/31/2024	9.37	.39	(.11 )	.28	(.37 )	—	(.37 )	9.28	3.07 [9]	— [10]	.49 [9]	.49 [9]	4.22 [9]
5/31/2023	9.83	.31	(.47 )	(.16 )	(.30 )	—	(.30 )	9.37	(1.57)[9]	— [10]	.49 [9]	.48 [9]	3.28 [9]
5/31/2022	11.17	.21	(1.34)	(1.13)	(.21 )	—	(.21 )	9.83	(10.28)[9]	— [10]	.61 [9]	.60 [9]	1.93 [9]
5/31/2021	11.52	.20	(.03 )	.17	(.20 )	(.32 )	(.52 )	11.17	1.30 [9]	— [10]	.64 [9]	.61 [9]	1.90 [9]
Class 529-F-2:
11/30/2025[5,6]	9.37	.21	.27	.48	(.21 )	—	(.21 )	9.64	5.19 [7]	13	.43 [8]	.43 [8]	4.52 [8]
5/31/2025	9.28	.43	.08	.51	(.42 )	—	(.42 )	9.37	5.56	12.42		.42	4.53
5/31/2024	9.37	.40	(.11 )	.29	(.38 )	—	(.38 )	9.28	3.14	10.43		.43	4.29
5/31/2023	9.83	.32	(.47 )	(.15 )	(.31 )	—	(.31 )	9.37	(1.50)	8.42		.41	3.33
5/31/2022	11.17	.22	(1.34)	(1.12)	(.22 )	—	(.22 )	9.83	(10.21)	9.53		.52	2.02
5/31/2021[5,11]	11.68	.11	(.19 )	(.08 )	(.11 )	(.32 )	(.43 )	11.17	(.82 )[7]	9	.54 [8]	.53 [8]	1.66 [8]
Class 529-F-3:
11/30/2025[5,6]	9.37	.22	.27	.49	(.22 )	—	(.22 )	9.64	5.22 [7]	— [10]	.37 [8]	.37 [8]	4.57 [8]
5/31/2025	9.28	.44	.08	.52	(.43 )	—	(.43 )	9.37	5.61	— [10]	.36	.36	4.58
5/31/2024	9.37	.40	(.11 )	.29	(.38 )	—	(.38 )	9.28	3.20	— [10]	.36	.36	4.35
5/31/2023	9.83	.32	(.47 )	(.15 )	(.31 )	—	(.31 )	9.37	(1.45)	— [10]	.37	.36	3.41
5/31/2022	11.17	.22	(1.34)	(1.12)	(.22 )	—	(.22 )	9.83	(10.17)	— [10]	.48	.48	2.05
5/31/2021[5,11]	11.68	.11	(.19 )	(.08 )	(.11 )	(.32 )	(.43 )	11.17	(.79 )[7]	— [10]	.59 [8]	.49 [8]	1.69 [8]
Class R-1:
11/30/2025[5,6]	9.37	.16	.27	.43	(.16 )	—	(.16 )	9.64	4.67 [7]	1	1.42 [8]	1.42 [8]	3.52 [8]
5/31/2025	9.28	.34	.08	.42	(.33 )	—	(.33 )	9.37	4.53	1	1.41	1.41	3.55
5/31/2024	9.37	.30	(.11 )	.19	(.28 )	—	(.28 )	9.28	2.13	1	1.42	1.41	3.31
5/31/2023	9.83	.22	(.47 )	(.25 )	(.21 )	—	(.21 )	9.37	(2.49)	1	1.43	1.42	2.33
5/31/2022	11.17	.11	(1.34)	(1.23)	(.11 )	—	(.11 )	9.83	(11.08)	1	1.50	1.50	1.03
5/31/2021	11.52	.09	(.03 )	.06	(.09 )	(.32 )	(.41 )	11.17	.40	1	1.51	1.50	.82
Refer to the end of the table(s) for footnote(s).

33	American Funds Corporate Bond Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
11/30/2025[5,6]	$9.37	$.17	$.27	$.44	$(.17 )	$—	$(.17 )	$9.64	4.67%[7]	$5	1.41%[8]	1.41%[8]	3.53%[8]
5/31/2025	9.28	.34	.08	.42	(.33 )	—	(.33 )	9.37	4.53	6	1.40	1.40	3.54
5/31/2024	9.37	.31	(.11 )	.20	(.29 )	—	(.29 )	9.28	2.15	6	1.40	1.40	3.31
5/31/2023	9.83	.23	(.47 )	(.24 )	(.22 )	—	(.22 )	9.37	(2.46)	6	1.40	1.39	2.38
5/31/2022	11.17	.11	(1.34)	(1.23)	(.11 )	—	(.11 )	9.83	(11.08)	6	1.50	1.49	1.04
5/31/2021	11.52	.09	(.03 )	.06	(.09 )	(.32 )	(.41 )	11.17	.39	7	1.52	1.50	.83
Class R-2E:
11/30/2025[5,6]	9.37	.18	.27	.45	(.18 )	—	(.18 )	9.64	4.82 [7]	3	1.13 [8]	1.12 [8]	3.82 [8]
5/31/2025	9.28	.37	.08	.45	(.36 )	—	(.36 )	9.37	4.83	2	1.12	1.11	3.84
5/31/2024	9.37	.33	(.11 )	.22	(.31 )	—	(.31 )	9.28	2.44	2	1.12	1.12	3.62
5/31/2023	9.83	.25	(.47 )	(.22 )	(.24 )	—	(.24 )	9.37	(2.19)	2	1.13	1.12	2.66
5/31/2022	11.17	.14	(1.34)	(1.20)	(.14 )	—	(.14 )	9.83	(10.84)	1	1.23	1.23	1.30
5/31/2021	11.52	.13	(.03 )	.10	(.13 )	(.32 )	(.45 )	11.17	.67	2	1.25	1.23	1.08
Class R-3:
11/30/2025[5,6]	9.37	.19	.27	.46	(.19 )	—	(.19 )	9.64	4.91 [7]	15	.96 [8]	.96 [8]	3.98 [8]
5/31/2025	9.28	.38	.08	.46	(.37 )	—	(.37 )	9.37	5.00	14.95		.95	3.99
5/31/2024	9.37	.35	(.11 )	.24	(.33 )	—	(.33 )	9.28	2.60	13.96		.95	3.77
5/31/2023	9.83	.27	(.47 )	(.20 )	(.26 )	—	(.26 )	9.37	(2.04)	11.97		.96	2.82
5/31/2022	11.17	.16	(1.34)	(1.18)	(.16 )	—	(.16 )	9.83	(10.69)	11	1.07	1.06	1.47
5/31/2021	11.52	.14	(.03 )	.11	(.14 )	(.32 )	(.46 )	11.17	.82	13	1.09	1.07	1.24
Class R-4:
11/30/2025[5,6]	9.37	.20	.27	.47	(.20 )	—	(.20 )	9.64	5.06 [7]	6	.67 [8]	.67 [8]	4.27 [8]
5/31/2025	9.28	.41	.08	.49	(.40 )	—	(.40 )	9.37	5.31	5.66		.66	4.29
5/31/2024	9.37	.37	(.11 )	.26	(.35 )	—	(.35 )	9.28	2.90	4.66		.66	4.05
5/31/2023	9.83	.29	(.47 )	(.18 )	(.28 )	—	(.28 )	9.37	(1.74)	4.67		.66	3.11
5/31/2022	11.17	.19	(1.34)	(1.15)	(.19 )	—	(.19 )	9.83	(10.43)	4.77		.77	1.75
5/31/2021	11.52	.18	(.03 )	.15	(.18 )	(.32 )	(.50 )	11.17	1.12	6.79		.77	1.52
Class R-5E:
11/30/2025[5,6]	9.37	.21	.27	.48	(.21 )	—	(.21 )	9.64	5.16 [7]	4	.49 [8]	.48 [8]	4.47 [8]
5/31/2025	9.28	.43	.08	.51	(.42 )	—	(.42 )	9.37	5.51	5.47		.47	4.47
5/31/2024	9.37	.39	(.11 )	.28	(.37 )	—	(.37 )	9.28	3.10	5.47		.47	4.27
5/31/2023	9.83	.31	(.47 )	(.16 )	(.30 )	—	(.30 )	9.37	(1.55)	3.47		.46	3.34
5/31/2022	11.17	.21	(1.34)	(1.13)	(.21 )	—	(.21 )	9.83	(10.25)	3.57		.56	2.01
5/31/2021	11.52	.20	(.03 )	.17	(.20 )	(.32 )	(.52 )	11.17	1.30	1.62		.60	1.73
Class R-5:
11/30/2025[5,6]	9.37	.21	.27	.48	(.21 )	—	(.21 )	9.64	5.18 [7]	1	.45 [8]	.45 [8]	4.49 [8]
5/31/2025	9.28	.44	.08	.52	(.43 )	—	(.43 )	9.37	5.61	1.37		.37	4.58
5/31/2024	9.37	.40	(.11 )	.29	(.38 )	—	(.38 )	9.28	3.20	1.37		.37	4.34
5/31/2023	9.83	.32	(.47 )	(.15 )	(.31 )	—	(.31 )	9.37	(1.45)	1.37		.36	3.43
5/31/2022	11.17	.22	(1.34)	(1.12)	(.22 )	—	(.22 )	9.83	(10.17)	1.49		.48	2.02
5/31/2021	11.52	.21	(.03 )	.18	(.21 )	(.32 )	(.53 )	11.17	1.41	2.51		.49	1.83
Class R-6:
11/30/2025[5,6]	9.37	.22	.27	.49	(.22 )	—	(.22 )	9.64	5.24 [7]	154	.33 [8]	.32 [8]	4.63 [8]
5/31/2025	9.28	.44	.08	.52	(.43 )	—	(.43 )	9.37	5.67	137.32		.32	4.64
5/31/2024	9.37	.41	(.11 )	.30	(.39 )	—	(.39 )	9.28	3.25	104.32		.32	4.44
5/31/2023	9.83	.33	(.47 )	(.14 )	(.32 )	—	(.32 )	9.37	(1.41)	58.32		.32	3.56
5/31/2022	11.17	.23	(1.34)	(1.11)	(.23 )	—	(.23 )	9.83	(10.12)	27.42		.42	2.13
5/31/2021	11.52	.22	(.03 )	.19	(.22 )	(.32 )	(.54 )	11.17	1.47	20.45		.43	1.89
Refer to the end of the table(s) for footnote(s).

American Funds Corporate Bond Fund	34

Financial highlights (continued)

	Six months ended November 30, 2025[5,6,7]	Year ended May 31,
		2025	2024	2023	2022	2021
Portfolio turnover rate for all share classes[12]	110%	216%	191%	181%	118%	146%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[10]	Amount less than $1 million.
[11]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[12]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

35	American Funds Corporate Bond Fund

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

Results of special meeting of shareholders
held November 25, 2025
Shares outstanding (all classes) on August 28, 2025 (record date):
205,361,704
Total shares voting on November 25, 2025:
172,449,065 (84.0% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Gina F. Adams	136,198,847	79.0%	36,250,218	21.0%
Pramod Atluri	168,068,604	97.5%	4,380,461	2.5%
Francisco G. Cigarroa	168,228,050	97.6%	4,221,016	2.4%
Nariman Farvardin	167,964,376	97.4%	4,484,690	2.6%
Jennifer C. Feikin	168,774,397	97.9%	3,674,669	2.1%
Leslie Stone Heisz	168,764,764	97.9%	3,684,302	2.1%
Merit E. Janow	168,346,728	97.6%	4,102,338	2.4%
Martin E. Koehler	168,185,440	97.5%	4,263,626	2.5%
Benjamin R. Miller	168,402,015	97.7%	4,047,050	2.3%
Josette Sheeran	168,835,418	97.9%	3,613,648	2.1%
Margaret Spellings	168,909,234	97.9%	3,539,831	2.1%
Alexandra Trower	168,729,590	97.8%	3,719,476	2.2%
Paul S. Williams	168,339,368	97.6%	4,109,697	2.4%
Courtney K. Wolf	168,806,919	97.9%	3,642,147	2.1%
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

American Funds Corporate Bond Fund	36

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form under Matters submitted for shareholder vote.

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Funds Corporate Bond Fund

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: January 30, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: January 30, 2026

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: January 30, 2026